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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 3/31/08
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  River Oaks Capital LLC
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Address: 1905 East Wayzata Blvd.
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         Suite 140
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         Wayzata, MN 55391
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Form 13F File Number:  28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Welch
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Title: Principal
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Phone: 952-404-7025
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Signature, Place, and Date of Signing:

/s/ David Welch                    Wayzata, MN                   May 9, 2008
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
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Form 13F Information Table Entry Total:     34
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Form 13F Information Table Value Total:     $ 52,237,631
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                                            (in actual dollars)


List of Other Included Managers:            NONE
                                            ____________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


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3/31/2008

          ITEM 1            ITEM 2    ITEM 3     ITEM 4     ITEM 5      ITEM 6               ITEM 7         ITEM 8
                                                                           INVEST. DISC.              VOTING AUTHORITY
                                                          SHARES OF     -------------------          ------------------
                           TITLE OF           FAIR MARKET PRINCIPAL     SOLE   SHARED OTHER           SOLE  SHARED NONE
      NAME OF ISSUER        CLASS    CUSIP #     VALUE     AMOUNT         A       B     C   MANAGERS    A      B     C
      --------------       -------- --------- ----------- ---------     ------ ------ ----- -------- ------ ------ ----
ANNAPOLIS BANCORP INC       OTC EQ   35848100 $   652,202    88,735 N   X                   RIVO      88735      0    0
APPALACHIAN BANCSHARES INC  OTC EQ   37675105 $ 2,384,242   237,238 N   X                   RIVO     237238      0    0
BANK OF THE CAROLINAS CORP  OTC EQ  06425J102 $   405,689    44,887 N   X                   RIVO      44887      0    0
BEACH FIRST NATIONAL        OTC EQ   73334104 $ 3,372,190   254,313 N   X                   RIVO     254313      0    0
BERKSHIRE HILLS BANCORP IN  OTC EQ   84680107 $   229,834     9,124 N   X                   RIVO       9124      0    0
OAK RIDGE FINANCIAL SVCS I  OTC EQ  671768109 $   548,735    54,196 N   X                   RIVO      54196      0    0
CAPE FEAR BANK CORP         OTC EQ  139380109 $ 2,817,550   281,755 N   X                   RIVO     281755      0    0
COMMUNITY BANCORP           OTC EQ  20343T100 $ 2,553,985   188,347 N   X                   RIVO     188347      0    0
CCF HOLDING CO              OTC EQ  12487X104 $   786,341   121,162 N   X                   RIVO     121162      0    0
COOPERATIVE BANKSHARES INC  OTC EQ  216844100 $ 1,906,731   175,251 N   X                   RIVO     175251      0    0
CARDINAL STATE BANK         COMMON  141546101 $ 1,983,960   132,264 N   X                   RIVO     132264      0    0
COMMONWEALTH BANKSHARES IN  OTC EQ  202736104 $ 2,870,450   168,850 N   X                   RIVO     168850      0    0
EPIC BANCORP                OTC EQ  294250105 $   306,020    26,000 N   X                   RIVO      26000      0    0
FIRST CAPITAL BANCORP INC   OTC EQ  319438107 $   781,822    58,454 N   X                   RIVO      58454      0    0
FIRST REGIONAL BANCORF-CAL  OTC EQ  33615C101 $ 2,672,626   162,965 N   X                   RIVO     162965      0    0
INTEGRA BANK CORPORATION    OTC EQ  45814P105 $ 1,994,852   123,139 N   X                   RIVO     123139      0    0
INTERNATIONAL BANCSHARES C  OTC EQ  459044103 $ 3,428,254   151,827 N   X                   RIVO     151827      0    0
JACKSONVILLE BANCORP INC F  OTC EQ  469249106 $   670,902    31,424 N   X                   RIVO      31424      0    0
MONARCH FINANCIAL HLDG INC  OTC EQ  60907Q100 $ 2,840,059   284,293 N   X                   RIVO     284293      0    0
NEWBRIDGE BANCORP           OTC EQ  65080T102 $   650,759    74,381 N   X                   RIVO      74381      0    0
NATIONAL PENN BANCSHARES I  OTC EQ  637138108 $   238,944    13,136 N   X                   RIVO      13136      0    0
OLD LINE BANCSHARES INC     OTC EQ  67984M100 $   295,844    36,524 N   X                   RIVO      36524      0    0
PORTER BANCORP INC          OTC EQ  736233107 $ 4,694,502   257,374 N   X                   RIVO     257374      0    0
PEOPLES BANCORP OF N C INC  OTC EQ  710577107 $   553,067    41,584 N   X                   RIVO      41584      0    0
PROSPERITY BANCSHARES INC   OTC EQ  743606105 $   812,740    28,358 N   X                   RIVO      28358      0    0
SOUTHERN FIRST BANCSHARES   OTC EQ  842873101 $ 2,028,958   134,369 N   X                   RIVO     134369      0    0
SUMMIT FINANCIAL GROUP INC  OTC EQ  86606G101 $ 1,605,452   113,060 N   X                   RIVO     113060      0    0
SMITHTOWN BANCORP INC       OTC EQ  832449102 $   463,930    22,187 N   X                   RIVO      22187      0    0
STERLING FINANCIAL CORP-WA  OTC EQ  859319105 $ 1,992,632   127,651 N   X                   RIVO     127651      0    0
TEMECULA VALLEY BANCORP IN  OTC EQ  87972L104 $ 1,902,635   201,764 N   X                   RIVO     201764      0    0
UCBH HOLDINGS INC           OTC EQ  90262T308 $ 1,088,984   140,333 N   X                   RIVO     140333      0    0
VIRGINIA COMM BANCORP INC   OTC EQ  92778Q109 $ 1,022,328    89,053 N   X                   RIVO      89053      0    0
VINEYARD NATIONAL BANCORP   OTC EQ  927426106 $   493,623    60,791 N   X                   RIVO      60791      0    0
VALLEY FINANCIAL CORP VA    OTC EQ  919629105 $ 1,186,789   135,633 N   X                   RIVO     135633      0    0
                                              $52,237,631
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